UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-05754

MFS HIGH INCOME MUNICIPAL TRUST

(Exact name of registrant as specified in charter)

500 Boylston Street, Boston, Massachusetts 02116

(Address of principal executive offices) (Zip code)

Susan S. Newton

Massachusetts Financial Services Company

500 Boylston Street

Boston, Massachusetts 02116

(Name and address of agents for service)

Registrant’s telephone number, including area code: (617) 954-5000

Date of fiscal year end: November 30

Date of reporting period: February 28, 2011

ITEM 1.	SCHEDULE OF INVESTMENTS.

M F S®
INVESTMENT MANAGEMENT

MFS® High Income Municipal Trust

QUARTERLY REPORT

February 28, 2011

MFS High Income Municipal Trust

PORTFOLIO OF INVESTMENTS (unaudited) 2/28/11

Issuer	Shares/Par	Value ($)
Municipal Bonds – 153.7%
Airport & Port Revenue – 4.7%
Denver, CO, City & County Airport, “B”, ETM, 6.125%, 2025 (c)	$2,840,000	$2,848,520
Denver, CO, City & County Airport, “C”, ETM, 6.125%, 2025 (c)	2,280,000	2,759,484
Maryland Economic Development Corp. Rev. (Port America Chesapeake Terminal Project), “B”, 5.375%, 2025	125,000	117,235
Maryland Economic Development Corp. Rev. (Port America Chesapeake Terminal Project), “B”, 5.75%, 2035	365,000	336,778
Port Authority NY & NJ, Special Obligation Rev. (JFK International Air Terminal LLC), 6%, 2036	315,000	307,349
Port Authority NY & NJ, Special Obligation Rev. (JFK International Air Terminal LLC),
6%, 2042	360,000	348,563

		$6,717,929

General Obligations - General Purpose – 0.4%
Luzerne County, PA, AGM, 6.75%, 2023	$570,000	$623,033
New York, NY, “H”, 6%, 2017	5,000	5,019

		$628,052

General Obligations - Improvement – 0.3%
Guam Government, “A”, 6.75%, 2029	$175,000	$184,380
Guam Government, “A”, 7%, 2039	200,000	209,378

		$393,758

General Obligations - Schools – 1.7%
Beverly Hills, CA, Unified School District (Election of 2008), Capital Appreciation, 0%, 2031	$350,000	$101,252
Beverly Hills, CA, Unified School District (Election of 2008), Capital Appreciation, 0%, 2032	355,000	94,657
Beverly Hills, CA, Unified School District (Election of 2008), Capital Appreciation, 0%, 2033	715,000	175,382
Irving, TX, Independent School District, Capital Appreciation, “A”, PSF, 0%, 2018	1,000,000	813,620
Los Angeles, CA, Unified School District, “D”, 5%, 2034	210,000	201,163
Placer, CA, Unified School District, Capital Appreciation, “A”, FGIC, 0%, 2019	600,000	402,276
San Jacinto, TX, Community College District, 5.125%, 2038	550,000	554,301

		$2,342,651

Healthcare Revenue - Hospitals – 36.5%
Allegheny County, PA, Hospital Development Authority Rev. (University of Pittsburgh Medical Center), “A”, 5.375%, 2029	$560,000	$554,490
Allegheny County, PA, Hospital Development Authority Rev. (West Penn Allegheny Health), “A”, 5%, 2028	565,000	380,584
Allegheny County, PA, Hospital Development Authority Rev. (West Penn Allegheny Health), “A”, 5.375%, 2040	835,000	540,888
Brunswick, GA, Hospital Authority Rev. (Glynn-Brunswick Memorial Hospital), 5.625%, 2034	220,000	212,903
California Health Facilities Financing Authority Rev. (St. Joseph Health System), “A”, 5.75%, 2039	125,000	119,609
California Health Facilities Financing Authority Rev. (Sutter Health), “A”, 5%, 2042	1,000,000	840,570
California Health Facilities Financing Authority Rev. (Sutter Health), “B”, 5.875%, 2031	835,000	841,889
California Municipal Finance Authority Rev. (Eisenhower Medical Center), “A”, 5.75%, 2040	55,000	49,953
California Statewide Communities Development Authority Rev. (Catholic Healthcare West), “K”, ASSD GTY, 5.5%, 2041	1,545,000	1,489,735
California Statewide Communities Development Authority Rev. (Catholic Healthcare West), “L”, ASSD GTY, 5.25%, 2041	1,130,000	1,049,250
California Statewide Communities Development Authority Rev. (Children’s Hospital), 5%, 2047	375,000	284,798
Cullman County, AL, Health Care Authority (Cullman Regional Medical Center), “A”, 6.75%, 2029	75,000	70,199

MFS High Income Municipal Trust

PORTFOLIO OF INVESTMENTS (unaudited) 2/28/11 - continued

Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Healthcare Revenue - Hospitals – continued
Delaware County, PA, Authority Rev. (Mercy Health Corp.), ETM, 6%, 2016 (c)	$835,000	$898,251
Delaware County, PA, Authority Rev. (Mercy Health Corp.), ETM, 6%, 2026 (c)	1,000,000	1,124,570
Gage County, NE, Hospital Authority No. 1, Health Care Facilities Rev. (Beatrice Community Hospital & Health Care Center), “B”, 6%, 2025	90,000	87,147
Gage County, NE, Hospital Authority No. 1, Health Care Facilities Rev. (Beatrice Community Hospital & Health Care Center), “B”, 6.5%, 2030	290,000	277,408
Gage County, NE, Hospital Authority No. 1, Health Care Facilities Rev. (Beatrice Community Hospital & Health Care Center), “B”, 6.75%, 2035	250,000	241,028
Garden City, MI, Hospital Finance Authority Rev. (Garden City Hospital), 5%, 2038	750,000	477,555
Harris County, TX, Health Facilities Development Corp., Hospital Rev. (Memorial Hermann Healthcare Systems), “B”, 7.25%, 2035	235,000	254,921
Idaho Health Facilities Authority Rev. (IHC Hospitals, Inc.), ETM, 6.65%, 2021 (c)	1,750,000	2,224,495
Illinois Finance Authority Rev. (Children’s Memorial Hospital), “A”, ASSD GTY, 5.25%, 2047 (f)	2,300,000	2,102,499
Illinois Finance Authority Rev. (Kewanee Hospital), 5.1%, 2031	525,000	410,240
Illinois Finance Authority Rev. (Provena Health), “A”, 7.75%, 2034	620,000	677,331
Illinois Finance Authority Rev. (Silver Cross Hospital & Medical Centers), 6.875%, 2038	615,000	615,554
Indiana Health & Educational Facilities Finance Authority Rev. (Sisters of St. Francis Health Services, Inc.), “E”, AGM, 5.25%, 2041	145,000	134,070
Indiana Health & Educational Facilities Finance Authority, Hospital Rev. (Clarian Health), “A”, 5%, 2039	2,255,000	1,922,072
Indiana Health & Educational Facilities Finance Authority, Hospital Rev. (Community Foundation of Northwest Indiana), 5.5%, 2037	1,220,000	1,072,038
Indiana Health & Educational Financing Authority Rev. (Community Foundation of Northwest Indiana ), “A”, 6%, 2034	575,000	570,745
Johnson City, TN, Health & Educational Facilities Board Hospital Rev. (Mountain States Health Alliance), “A”, 5.5%, 2031	1,455,000	1,330,234
Johnson City, TN, Health & Educational Facilities Board Hospital Rev. (Mountain States Health Alliance), “A”, 5.5%, 2036	535,000	476,808
Kentucky Economic Development Finance Authority, Hospital Facilities Rev. (Baptist Healthcare System), “A”, 5.375%, 2024	375,000	387,454
Kentucky Economic Development Finance Authority, Hospital Facilities Rev. (Baptist
Healthcare System), “A”, 5.625%, 2027	125,000	129,543
Kentucky Economic Development Finance Authority, Hospital Facilities Rev. (Owensboro Medical Health System), “A”, 6.375%, 2040	735,000	686,666
Lake County, OH, Hospital Facilities Rev. (Lake Hospital Systems, Inc.), 5.625%, 2029	565,000	533,117
Louisiana Public Facilities Authority Hospital Rev. (Lake Charles Memorial Hospital), 6.375%, 2034	1,125,000	1,024,706
Louisville & Jefferson County, KY, Metro Government Health Facilities Rev. (Jewish Hospital & St. Mary’s Healthcare), 6.125%, 2037	1,685,000	1,647,458
Louisville & Jefferson County, KY, Metropolitan Government Healthcare Systems Rev. (Norton Healthcare, Inc.), 5.25%, 2036	420,000	367,193
Lufkin, TX, Health Facilities Development Corp. Rev. (Memorial Health System), 5.5%, 2032	80,000	66,986
Lufkin, TX, Health Facilities Development Corp. Rev. (Memorial Health System), 5.5%, 2037	75,000	61,239
Maryland Health & Higher Educational Facilities Authority Rev. (Anne Arundel Health System), “A”, 6.75%, 2039	945,000	1,026,270
Maryland Health & Higher Educational Facilities Authority Rev. (Washington County Hospital), 6%, 2043	150,000	138,260
Massachusetts Health & Educational Facilities Authority Rev. (Jordan Hospital), “E”, 6.75%, 2033	500,000	463,015
Massachusetts Health & Educational Facilities Authority Rev. (Quincy Medical Center), “A”, 6.5%, 2038	605,000	500,704

MFS High Income Municipal Trust

PORTFOLIO OF INVESTMENTS (unaudited) 2/28/11 - continued

Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Healthcare Revenue - Hospitals – continued
Montgomery, AL, Medical Clinic Board Health Care Facility Rev. (Jackson Hospital & Clinic), 5.25%, 2031	$155,000	$131,190
Montgomery, AL, Medical Clinic Board Health Care Facility Rev. (Jackson Hospital & Clinic), 5.25%, 2036	800,000	659,368
New Hampshire Business Finance Authority Rev. (Elliot Hospital Obligated Group), “A”, 6%, 2027	745,000	730,413
New Hampshire Health & Education Facilities Authority Rev. (Catholic Medical Center), “A”, 6.125%, 2012 (c)	350,000	378,711
New Hampshire Health & Education Facilities Authority Rev. (Catholic Medical Center), “A”, 6.125%, 2032	50,000	48,238
New Hampshire Health & Education Facilities Authority Rev. (Memorial Hospital at Conway), 5.25%, 2036	800,000	635,120
New Hanover County, NC, Hospital Rev., AGM, 5.125%, 2031	1,130,000	1,139,707
New Jersey Health Care Facilities, Financing Authority Rev. (St. Peter’s University Hospital), 5.75%, 2037	700,000	580,846
New Mexico Hospital Equipment Loan Council, Hospital Rev. (Rehoboth McKinley Christian Hospital), “A”, 5%, 2017	365,000	337,961
New York Dormitory Authority Rev., Non-State Supported Debt (Bronx-Lebanon Hospital Center), LOC, 6.5%, 2030	245,000	261,572
New York Dormitory Authority Rev., Non-State Supported Debt (Bronx-Lebanon Hospital Center), LOC, 6.25%, 2035	150,000	157,161
Norman, OK, Regional Hospital Authority Rev., 5%, 2027	195,000	163,406
Norman, OK, Regional Hospital Authority Rev., 5.375%, 2029	115,000	98,328
Norman, OK, Regional Hospital Authority Rev., 5.375%, 2036	305,000	245,226
North Carolina Medical Care Commission (Stanly Health Services, Inc.), 6.375%, 2029	1,915,000	1,915,096
Olympia, WA, Healthcare Facilities Authority Rev. (Catholic Health Initiatives), “D”, 6.375%, 2036	1,405,000	1,490,087
Orange County, FL, Health Facilities Authority Hospital Rev. (Orlando Regional Healthcare), 5.75%, 2012 (c)	200,000	217,626
Palomar Pomerado Health Care District, CA, COP, 6.75%, 2039	1,280,000	1,280,678
Philadelphia, PA, Hospitals & Higher Education Facilities Authority Rev. (Temple University Health System), “A”, 5.5%, 2030	1,615,000	1,420,796
Rhode Island Health & Educational Building Corp. Rev., Hospital Financing (Lifespan Obligated Group), “A”, ASSD GTY, 7%, 2039	840,000	906,083
Royal Oak, MI, Hospital Finance Authority Rev. (William Beaumont Hospital), 8.25%, 2039	660,000	748,156
Salida, CO, Hospital District Rev., 5.25%, 2036	944,000	769,624
Scottsdale, AZ, Industrial Development Authority, Hospital Rev. (Scottsdale Healthcare), “C”, ASSD GTY, 5%, 2035	75,000	69,071
Skagit County, WA, Public Hospital District No. 001 Rev. (Skagit Valley Hospital), 5.75%, 2032	120,000	108,425
South Carolina Jobs & Economic Development Authority (Bon Secours - Venice Healthcare Corp.), 5.5%, 2023	1,370,000	1,377,151
South Lake County, FL, Hospital District Rev. (South Lake Hospital), 6.375%, 2034	500,000	494,855
South Lake County, FL, Hospital District Rev. (South Lake Hospital), “A”, 6%, 2029	175,000	170,105
South Lake County, FL, Hospital District Rev. (South Lake Hospital), “A”, 6.25%, 2039	100,000	96,661
Southwestern, IL, Development Authority Rev. (Anderson Hospital), 5.5%, 2020	225,000	219,814
Southwestern, IL, Development Authority Rev. (Anderson Hospital), 5.125%, 2036	1,000,000	792,490
Sullivan County, TN, Health, Educational & Housing Facilities Board Hospital Rev. (Wellmont Health Systems Project), RADIAN, 5%, 2017	345,000	345,959
Sullivan County, TN, Health, Educational & Housing Facilities Board Hospital Rev. (Wellmont Health Systems Project), “C”, 5.25%, 2036	225,000	184,907
Sumner County, TN, Health, Educational & Housing Facilities Board Rev. (Sumner Regional Health Systems, Inc.), “A”, 5.5%, 2046 (a)	475,000	26,125
Tampa, FL, Hospital Rev. (H. Lee Moffitt Cancer Center), “A”, 5.75%, 2029	2,000,000	1,979,720

MFS High Income Municipal Trust

PORTFOLIO OF INVESTMENTS (unaudited) 2/28/11 - continued

Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Healthcare Revenue - Hospitals – continued
Tyler, TX, Health Facilities Development Corp. (East Texas Medical Center), “A”, 5.25%, 2032	$290,000	$231,078
Tyler, TX, Health Facilities Development Corp. (East Texas Medical Center), “A”, 5.375%, 2037	235,000	183,758
Washington Health Care Facilities Authority Rev. (Multicare Health Systems), “B”, ASSD GTY, 6%, 2039	560,000	577,175
Wisconsin Health & Educational Facilities Authority Rev. (Aurora Health Care, Inc.), 6.4%, 2033	525,000	531,773
Wisconsin Health & Educational Facilities Authority Rev. (Fort Healthcare, Inc.), 5.75%, 2029	1,000,000	903,860
Wisconsin Health & Educational Facilities Authority Rev. (Wheaton Franciscan Services), 5.25%, 2034	865,000	724,827
Wisconsin Health & Educational Facilities Authority Rev. (Wheaton Franciscan Services), “A”, 5.25%, 2025	500,000	458,200

		$52,155,792

Healthcare Revenue - Long Term Care – 21.8%
ABAG Finance Authority for Non-Profit Corps., CA, Rev. (Casa de las Campanas), CALHF, 6%, 2037	$120,000	$113,766
Abilene, TX, Health Facilities Development Corp., Retirement Facilities Rev. (Sears Methodist Retirement Systems, Inc.), “A”, 5.9%, 2025	1,000,000	800,350
Abilene, TX, Health Facilities Development Corp., Retirement Facilities Rev. (Sears Methodist Retirement Systems, Inc.), “A”, 7%, 2033	500,000	417,200
Boston, MA, Industrial Development Financing Authority Rev. (Springhouse, Inc.), 5.875%, 2020	255,000	236,714
Bucks County, PA, Industrial Development Authority Retirement Community Rev. (Ann’s Choice, Inc.), “A”, 6.125%, 2025	1,000,000	934,900
Bucks County, PA, Industrial Development Authority Rev. (Lutheran Community Telford Center), 5.75%, 2027	120,000	99,073
Bucks County, PA, Industrial Development Authority Rev. (Lutheran Community Telford Center), 5.75%, 2037	155,000	117,814
Capital Projects Finance Authority, FL (Glenridge on Palmer Ranch), “A”, 8%, 2012 (c)	750,000	826,350
Chester County, PA, Industrial Development Authority Rev. (RHA Nursing Home), 8.5%, 2032	1,495,000	1,301,188
Colorado Health Facilities Authority Rev. (American Baptist Homes), “A”, 5.9%, 2037	530,000	421,907
Colorado Health Facilities Authority Rev. (American Housing Foundation, Inc.), 8.5%, 2011 (c)	440,000	463,993
Colorado Health Facilities Authority Rev. (Covenant Retirement Communities, Inc.), 5%, 2035	1,400,000	1,095,794
Colorado Health Facilities Authority Rev. (Evangelical Lutheran), “A”, 6.125%, 2038	150,000	150,179
Columbus, GA, Housing Authority Rev. (Calvary Community, Inc.), 7%, 2019	370,000	328,382
Cumberland County, PA, Municipal Authority Rev. (Diakon Lutheran Social Ministries), 6.125%, 2029	890,000	894,023
Fulton County, GA, Residential Care Facilities, Elderly Authority Rev. (Canterbury Court), “A”, 6.125%, 2034	750,000	631,388
Hamden, CT, Facility Rev. (Whitney Center Project), “A”, 7.625%, 2030	85,000	87,223
Hamden, CT, Facility Rev. (Whitney Center Project), “A”, 7.75%, 2043	420,000	427,804
Hawaii Department of Budget & Finance, Special Purpose Rev. (15 Craigside Project), “A”, 8.75%, 2029	105,000	117,677
Hawaii Department of Budget & Finance, Special Purpose Rev. (15 Craigside Project), “A”, 9%, 2044	180,000	199,786
Houston, TX, Health Facilities Development Corp. (Buckingham Senior Living Community), “A”, 7.125%, 2014 (c)	500,000	588,670
Howard County, MD, Retirement Facilities Rev. (Vantage House Corp.), “A”, 5.25%, 2033	250,000	180,060

MFS High Income Municipal Trust

PORTFOLIO OF INVESTMENTS (unaudited) 2/28/11 - continued

Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Healthcare Revenue - Long Term Care – continued
Illinois Finance Authority Rev. (Evangelical Retirement Homes of Greater Chicago,
Inc.), 7.25%, 2045	$1,050,000	$1,011,581
Illinois Finance Authority Rev. (Hoosier Care, Inc.), “A”, 7.125%, 2034	1,110,000	960,161
Illinois Finance Authority Rev. (Smith Village), “A”, 6.25%, 2035	1,250,000	1,024,950
Illinois Health Facilities Authority Rev. (Smith Crossing), “A”, 7%, 2032	725,000	628,169
Indiana Health Facilities Financing Authority Rev. (Hoosier Care, Inc.), “A”, 7.125%, 2034	150,000	129,752
Iowa Finance Authority, Health Care Facilities Rev. (Care Initiatives), 9.25%, 2011 (c)	835,000	883,138
Iowa Finance Authority, Health Care Facilities Rev. (Care Initiatives), “B”, 5.75%, 2018	465,000	436,881
Iowa Finance Authority, Health Care Facilities Rev. (Care Initiatives), “B”, 5.75%, 2028	1,475,000	1,208,232
James City County, VA, Economic Development (WindsorMeade Project), “A”, 5.5%, 2037	565,000	322,892
La Verne, CA, COP (Brethren Hillcrest Homes), “B”, 6.625%, 2025	690,000	657,149
Marion, IA, Health Care Facilities Rev., First Mortgage (AHF/Kentucky-Iowa, Inc.), 8%, 2029	514,000	497,372
Massachusetts Development Finance Agency Rev. (Adventcare), “A”, 6.75%, 2037	895,000	770,649
Massachusetts Development Finance Agency Rev. (Alliance Health of Brockton, Inc.), “A”, 7.1%, 2032	1,170,000	989,621
Massachusetts Development Finance Agency Rev. (Linden Ponds, Inc.), “A”, 5.5%, 2027	240,000	172,649
Massachusetts Development Finance Agency Rev. (Linden Ponds, Inc.), “A”, 5.75%, 2035	60,000	41,271
Massachusetts Development Finance Agency Rev. (Loomis Communities, Inc.), “A”, 5.625%, 2015	300,000	299,325
Massachusetts Development Finance Agency Rev. (Loomis Communities, Inc.), “A”, 6.9%, 2032	100,000	100,133
Massachusetts Development Finance Agency Rev. (The Groves in Lincoln), “A”, 7.75%, 2039	100,000	99,076
Massachusetts Development Finance Agency Rev. (The Groves in Lincoln), “A”, 7.875%, 2044	150,000	148,145
Metropolitan Government of Nashville & Davidson County, TN, Health & Educational Facilities Board Rev. (Blakeford at Green Hills), 5.65%, 2024	600,000	511,914
Metropolitan Government of Nashville & Davidson County, TN, Health & Educational Facilities Board, First Mortgage, 8.5%, 2029	1,092,000	1,058,760
Montgomery County, PA, Industrial Development Authority Rev. (Whitemarsh Continuing Care), 6.125%, 2028	250,000	210,805
Montgomery County, PA, Industrial Development Authority Rev. (Whitemarsh Continuing Care), 6.25%, 2035	750,000	613,740
New Jersey Economic Development Authority Rev. (Lions Gate), “A”, 5.75%, 2025	205,000	184,691
New Jersey Economic Development Authority Rev. (Lions Gate), “A”, 5.875%, 2037	830,000	672,914
New Jersey Economic Development Authority Rev. (Seabrook Village, Inc.), 5.25%, 2026	50,000	42,330
Norfolk, VA, Redevelopment & Housing Authority Rev. (Fort Norfolk Retirement Community), “A”, 6.125%, 2035	140,000	120,408
Roseville, MN, Elder Care Facilities (Care Institute, Inc.), 7.75%, 2023	1,740,000	1,339,452
Savannah, GA, Economic Development Authority, First Mortgage (Marshes of Skidway), “A”, 7.4%, 2034	465,000	422,815
Shelby County, TN, Health, Educational & Housing Facilities Board Rev. (Germantown Village), “A”, 7.25%, 2034	450,000	412,952
South Carolina Jobs & Economic Development Authority Rev. (Woodlands at Furman), “A”, 6%, 2027	365,000	180,274
South Carolina Jobs & Economic Development Authority Rev. (Woodlands at Furman), “A”, 6%, 2042	335,000	163,741
South Carolina Jobs & Economic Development Authority, Health Facilities Rev. (Wesley Commons), 5.3%, 2036	300,000	220,011

MFS High Income Municipal Trust

PORTFOLIO OF INVESTMENTS (unaudited) 2/28/11 - continued

Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Healthcare Revenue - Long Term Care – continued
St. John’s County, FL, Industrial Development Authority Rev. (Glenmoor Project), “A”, 5.25%, 2026	$500,000	$386,480
St. John’s County, FL, Industrial Development Authority Rev. (Presbyterian Retirement), “A”, 6%, 2045	780,000	733,691
Tarrant County, TX, Cultural Education Facilities Finance Corp. Retirement Facility (Air Force Village), 6.125%, 2029	65,000	61,437
Tarrant County, TX, Cultural Education Facilities Finance Corp. Retirement Facility (Air Force Village), 5.125%, 2037	240,000	189,401
Tarrant County, TX, Cultural Education Facilities Finance Corp. Retirement Facility (Air Force Village), 6.375%, 2044	525,000	484,570
Tarrant County, TX, Cultural Education Facilities Finance Corp. Retirement Facility (Stayton at Museum Way), 8.25%, 2044	980,000	940,183
Travis County, TX, Health Facilities Development Corp. Rev. (Westminster Manor Health), 7%, 2030	110,000	107,917
Travis County, TX, Health Facilities Development Corp. Rev. (Westminster Manor Health), 7.125%, 2040	165,000	161,885
Washington County, PA, Industrial Development Authority Rev., First Mortgage (AHF/Central Project), 8.5%, 2029	1,159,000	1,123,720

		$31,159,478

Healthcare Revenue - Other – 0.6%
Massachusetts Health & Educational Facilities Authority Rev. (Civic Investments, Inc.), “A”, 9%, 2012 (c)	$700,000	$788,501

Industrial Revenue - Airlines – 5.1%
Alliance Airport Authority, Inc., TX (American Airlines, Inc.), 5.25%, 2029	$1,015,000	$700,340
Chicago, IL, O’Hare International Airport Special Facilities Rev. (American Airlines, Inc.), 5.5%, 2030	1,335,000	1,019,273
Clayton County, GA, Development Authority Special Facilities Rev. (Delta Airlines, Inc.), “A”, 8.75%, 2029	255,000	285,878
Clayton County, GA, Development Authority Special Facilities Rev. (Delta Airlines, Inc.), “B”, 9%, 2035	190,000	202,209
Denver, CO, City & County Airport Rev. (United Airlines), 5.75%, 2032	470,000	411,664
Houston, TX, Airport Systems Rev., Special Facilities (Continental Airlines, Inc.), “E”, 6.75%, 2029	300,000	291,681
Houston, TX, Airport Systems Rev., Special Facilities (Continental Airlines, Inc.), “E”, 7%, 2029	250,000	249,455
New Jersey Economic Development Authority, Special Facilities Rev. (Continental Airlines, Inc.), 6.25%, 2029	1,695,000	1,584,045
New Jersey Economic Development Authority, Special Facilities Rev. (Continental Airlines, Inc.), 9%, 2033	750,000	777,488
New York, NY, City Industrial Development Agencies Rev. (American Airlines, Inc.), 7.5%, 2016	475,000	485,716
New York, NY, City Industrial Development Agencies Rev. (American Airlines, Inc.), 7.625%, 2025	200,000	202,058
New York, NY, City Industrial Development Agencies Rev. (American Airlines, Inc.), 7.75%, 2031	1,005,000	1,042,547

		$7,252,354

Industrial Revenue - Chemicals – 1.6%
Brazos River, TX, Harbor Navigation District (Dow Chemical Co.), “B-2”, 4.95%, 2033	$600,000	$552,174
Michigan Strategic Fund Ltd. Obligation Rev. (Dow Chemical Co.), 6.25%, 2014	825,000	891,066
Port of Bay, TX, City Authority (Hoechst Celanese Corp.), 6.5%, 2026	840,000	839,950

		$2,283,190

Industrial Revenue - Environmental Services – 1.1%
California Pollution Control Financing Authority, Solid Waste Disposal Rev. (Republic Services, Inc.), “B”, 5.25%, 2023 (b)	$270,000	$271,652

MFS High Income Municipal Trust

PORTFOLIO OF INVESTMENTS (unaudited) 2/28/11 - continued

Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Industrial Revenue - Environmental Services – continued
California Pollution Control Financing Authority, Solid Waste Disposal Rev. (Waste Management, Inc.), “C”, 5.125%, 2023	$845,000	$848,017
Carbon County, UT, Solid Waste Disposal Rev. (Laidlaw Environmental), “A”, 7.45%, 2017	500,000	500,390

		$1,620,059

Industrial Revenue - Metals – 0.3%
State of Indiana Finance Authority, Environmental Rev. (U.S. Steel Corp.), 6%, 2026	$495,000	$484,110

Industrial Revenue - Other – 3.0%
Annawan, IL, Tax Increment Rev. (Patriot Renewable Fuels LLC), 5.625%, 2018	$410,000	$338,049
California Statewide Communities, Development Authority Facilities (Microgy Holdings Project), 9%, 2038 (d)	66,932	3,849
Gulf Coast, TX, Industrial Development Authority Rev. (CITGO Petroleum Corp.), 8%, 2028	500,000	485,495
Houston, TX, Industrial Development Corp. (United Parcel Service, Inc.), 6%, 2023	595,000	555,462
Indianapolis, IN, Airport Authority Rev., Special Facilities (FedEx Corp.), 5.1%, 2017	250,000	264,510
New Jersey Economic Development Authority Rev. (GMT Realty LLC), “B”, 6.875%, 2037	1,500,000	1,266,825
Virgin Islands Government Refinery Facilities Rev. (Hovensa Coker Project), 6.5%, 2021	375,000	365,351
Virgin Islands Public Finance Authority, Refinery Facilities Rev. (Hovensa Coker Project), 5.875%, 2022	600,000	547,734
Will-Kankakee, IL, Regional Development Authority Rev. (Flanders Corp.), 6.5%, 2017	500,000	481,920

		$4,309,195

Industrial Revenue - Paper – 2.7%
Bedford County, VA, Industrial Development Authority Rev. (Nekooska Packaging Corp.), 5.6%, 2025	$400,000	$370,784
Brunswick & Glynn County, GA, Development Authority Rev. (Georgia-Pacific LLC), 5.55%, 2026	585,000	536,457
Courtland, AL, Industrial Development Board Rev. (International Paper Co.), “B”, 6.25%, 2025	1,000,000	1,002,580
Escambia County, FL, Environmental Improvement Rev. (International Paper Co.), “A”, 5%, 2026	1,270,000	1,116,597
Escambia County, FL, Environmental Improvement Rev. (International Paper Co.), “A”, 4.75%, 2030	370,000	314,593
Phenix City, AL, Industrial Development Board Environmental Improvement Rev., “A” (Mead Westvaco Coated Board Project), 6.35%, 2035	550,000	526,400

		$3,867,411

Miscellaneous Revenue - Entertainment & Tourism – 1.5%
Agua Caliente Band of Cahuilla Indians, CA, Rev., 5.6%, 2013 (n)	$640,000	$654,074
Brooklyn, NY, Arena Local Development Corp. (Barclays Center Project), 6%, 2030	155,000	150,669
Brooklyn, NY, Arena Local Development Corp. (Barclays Center Project), 6.25%, 2040	100,000	97,627
Brooklyn, NY, Arena Local Development Corp. (Barclays Center Project), 6.375%, 2043	75,000	73,931
Cow Creek Band of Umpqua Tribe of Indians, OR, “C”, 5.625%, 2026 (n)	800,000	618,808
New York Liberty Development Corp. Rev. (National Sports Museum), “A”, 6.125%, 2019 (d)	527,999	5
New York, NY, City Industrial Development Agency Rev. (Queens Baseball Stadium), ASSD GTY, 6.125%, 2029	40,000	43,124
New York, NY, City Industrial Development Agency Rev. (Queens Baseball Stadium), ASSD GTY, 6.375%, 2039	30,000	31,668
New York, NY, City Industrial Development Agency Rev. (Queens Baseball Stadium), ASSD GTY, 6.5%, 2046	125,000	132,934
Seminole Tribe, FL, Special Obligation Rev., “A”, 5.25%, 2027 (n)	365,000	304,465

		$2,107,305

MFS High Income Municipal Trust

PORTFOLIO OF INVESTMENTS (unaudited) 2/28/11 - continued

Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Miscellaneous Revenue - Other – 2.7%
Austin, TX, Convention Center (Convention Enterprises, Inc.), “A”, SYNCORA, 5.25%, 2024	$395,000	$355,303
Capital Trust Agency, FL (Aero Syracuse LLC), 6.75%, 2032	500,000	451,505
Cleveland-Cuyahoga County, OH, Port Authority Rev. (Columbia National Group), 5%, 2020	615,000	518,199
Dallas, TX, Civic Center Convention Complex Rev., ASSD GTY, 5.25%, 2034	1,065,000	1,070,740
New York Liberty Development Corp., Liberty Rev. (One Bryant Park LLC), 6.375%, 2049	1,205,000	1,198,891
V Lakes Utility District, MS, Water Systems Rev., 7%, 2037	300,000	254,010

		$3,848,648

Multi-Family Housing Revenue – 6.3%
Broward County, FL, Housing Finance Authority Rev. (Chaves Lakes Apartments Ltd.), “A”, 7.5%, 2040	$750,000	$690,570
Capital Trust Agency, FL, Housing Rev. (Atlantic Housing Foundation), “B”, 4.5%, 2032 (q)	735,000	359,180
Charter Mac Equity Issuer Trust, FHLMC, 6.3%, 2019 (n)	1,000,000	1,047,860
District of Columbia Housing Finance Agency (Henson Ridge), “E”, FHA, 5.1%, 2037	1,000,000	939,420
Durham, NC, Durham Housing Authority Rev. (Magnolia Pointe Apartments), 5.65%, 2038 (b)	1,383,398	1,022,400
El Paso County, TX, Housing Finance Corp. (American Housing Foundation), “C”, 8%, 2032	350,000	326,666
El Paso County, TX, Housing Finance Corp. (American Housing Foundation), “D”, 10%, 2032	380,000	357,565
Minneapolis, MN, Student Housing Rev. (Riverton Community Housing Project), “A”, 5.7%, 2040	750,000	549,870
MuniMae TE Bond Subsidiary LLC, 9.56%, 2050 (z)	2,000,000	1,562,620
Resolution Trust Corp., Pass-Through Certificates, “1993”, 8.5%, 2016 (z)	546,075	516,767
Texas Department of Housing & Community Affairs (Pebble Brook Apartments), FNMA, 5.5%, 2018	995,000	995,348
Wilmington, DE, Multi-Family Housing Rev. (Electra Arms Senior Associates), 6.25%, 2028	810,000	663,503

		$9,031,769

Sales & Excise Tax Revenue – 2.0%
Bolingbrook, IL, Sales Tax Rev., 6.25%, 2024	$750,000	$457,920
Massachusetts School Building Authority, Dedicated Sales Tax Rev., AMBAC, 4.75%, 2032	845,000	846,377
Puerto Rico Sales Tax Financing Corp., Sales Tax Rev., Capital Appreciation, “A”, 6.75%, 2032	585,000	472,879
Regional Transportation District, CO, Private Activity Rev. (Denver Transportation Partners), 6%, 2034	795,000	739,024
Regional Transportation District, CO, Private Activity Rev. (Denver Transportation Partners), 6%, 2041	385,000	351,278

		$2,867,478

Single Family Housing - Local – 1.8%
Minneapolis & St. Paul Housing Authority Rev. (City Living), “A-2”, GNMA, 5%, 2038	$666,261	$611,994
Pittsburgh, PA, Urban Redevelopment Authority Rev., “C”, GNMA, 4.8%, 2028	2,000,000	1,912,280

		$2,524,274

Single Family Housing - State – 2.9%
Colorado Housing & Finance Authority, “A”, 5.5%, 2029	$1,400,000	$1,437,128
Iowa Finance Authority, Single Family Mortgage Rev., “E”, 5.4%, 2032	665,000	679,657
North Dakota Housing Finance Agency Rev., “A”, 4.85%, 2021	525,000	522,858
Oklahoma Housing Finance Agency Rev. (Homeownership Loan Program), “C”, GNMA, 5%, 2026	820,000	792,538
Virginia Housing Development Authority, Commonwealth Mortgage, “A-5”, 4.4%, 2015	260,000	268,211

MFS High Income Municipal Trust

PORTFOLIO OF INVESTMENTS (unaudited) 2/28/11 - continued

Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Single Family Housing - State – continued
Virginia Housing Development Authority, Commonwealth Mortgage, “A-5”, 4.4%, 2015	$435,000	$450,399

		$4,150,791

Solid Waste Revenue – 0.4%
Massachusetts Development Finance Agency, Resource Recovery Rev. (Ogden
Haverhill Associates), “A”, 6.7%, 2014	$80,000	$80,277
Massachusetts Development Finance Agency, Resource Recovery Rev. (Ogden Haverhill Associates), “A”, 5.6%, 2019	500,000	501,115

		$581,392

State & Agency - Other – 0.1%
Commonwealth of Puerto Rico (Mepsi Campus), “A”, 6.25%, 2024	$100,000	$95,337

State & Local Agencies – 6.8%
California Public Works Board Lease Rev., Department of Mental Health (Coalinga), “A”, 5.5%, 2019	$1,000,000	$1,040,210
Golden State, CA, Tobacco Securitization Corp., Tobacco Settlement Rev., Enhanced, “A”, FGIC, 5%, 2038	1,090,000	899,174
Guam Government Department of Education (John F. Kennedy High School), “A”, COP, 6.875%, 2040	375,000	358,755
Louisiana Military Department Custody Receipts, 5%, 2024	1,500,000	1,507,695
New York Metropolitan Transportation Authority, “A”, 5.125%, 2029	1,025,000	1,029,039
New York Urban Development Corp. (University Facilities Grants), 5.875%, 2021	1,000,000	1,142,420
Newberry, SC, Investing in Children’s Education (Newberry County School District Program), 5%, 2030	500,000	459,085
Philadelphia, PA, Municipal Authority Rev., 6.5%, 2034	170,000	173,084
Puerto Rico Public Finance Corp., “E”, ETM, 6%, 2026 (c)	1,645,000	1,997,277
Puerto Rico Public Finance Corp., “E”, ETM, 6%, 2026 (c)	155,000	186,217
Wisconsin General Fund Annual Appropriation Rev., “A”, 5.75%, 2033	840,000	887,494

		$9,680,450

Tax - Other – 1.3%
Dallas County, TX, Flood Control District, 7.25%, 2032	$1,000,000	$1,024,790
New York, NY, City Transitional Finance Authority Building Aid Rev., “S-3”, 5.25%, 2039	560,000	560,319
Virgin Islands Public Finance Authority Rev. (Diageo Project), “A”, 6.75%, 2037	255,000	260,299

		$1,845,408

Tax Assessment – 9.8%
Anne Arundel County, MD, Special Obligation (National Business Park-North Project), 6.1%, 2040	$175,000	$159,294
Atlanta, GA, Tax Allocation (Eastside Project), “A”, 5.625%, 2016	370,000	381,921
Ave Maria Stewardship Community District, FL, “A”, 5.125%, 2038	345,000	232,634
Celebration Community Development District, FL, “A”, 6.4%, 2034	920,000	907,874
Channing Park Community Development District, FL, 5.3%, 2038	510,000	370,056
Chicago, IL, Tax Increment Allocation (Pilsen Redevelopment), “B”, 6.75%, 2022	450,000	444,645
Du Page County, IL, Special Service Area No. 31 Special Tax (Monarch Landing Project), 5.625%, 2036	250,000	194,643
Heritage Harbour North Community Development District, FL, Capital Improvement Rev., 6.375%, 2038	395,000	310,948
Homestead, FL, Community Development District, Special Assessment, “A”, 6%, 2037	470,000	286,399
Homestead, FL, Community Development District, Special Assessment, “B”, 5.9%, 2013	220,000	134,273
Huntington Beach, CA, Community Facilities District, Special Tax (Grand Coast Resort), “2000-1”, 6.45%, 2031	750,000	728,445
Lincoln, CA, Special Tax (Community Facilities District ), “2003-1”, 5.9%, 2013 (c)	445,000	507,149
Lincolnshire, IL, Special Service Area No. 1 (Sedgebrook Project), 6.25%, 2034	500,000	428,605

MFS High Income Municipal Trust

PORTFOLIO OF INVESTMENTS (unaudited) 2/28/11 — continued

Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Tax Assessment – continued
Magnolia Park Community Development District, FL, Special Assessment, “A”, 6.15%, 2039	$795,000	$631,977
Northwest Metropolitan District No. 3, CO, 6.25%, 2035	500,000	370,650
Oakmont Grove Community Development District, FL, “A”, 5.4%, 2038 (d)	500,000	185,000
Ohio County, WV, Commission Tax Increment Rev. (Fort Henry Centre), “A”, 5.85%, 2034	165,000	148,929
Orlando, FL, Special Assessment Rev. (Conroy Road Interchange Project), “A”, 5.8%, 2026	300,000	279,639
Plano, IL, Special Service Area No. 4 (Lakewood Springs Project Unit 5-B), 6%, 2035	1,948,000	1,641,989
San Diego, CA, Redevelopment Agency, Tax Allocation Rev., Capital Appreciation, AGM, 0%, 2019	1,910,000	1,230,880
San Diego, CA, Redevelopment Agency, Tax Allocation Rev., Capital Appreciation, AGM, 0%, 2022	1,910,000	976,774
Sarasota National Community Development District, FL, Special Assessment Rev., 5.3%, 2039 (d)	1,200,000	234,000
Seven Oaks, FL, Community Development District II Special Assessment Rev., “A”, 5.875%, 2035	260,000	173,774
Sweetwater Creek Community Development District, FL, Capital Improvement Rev., 5.5%, 2038	290,000	124,700
Tolomato Community Development District, FL, Special Assessment, 6.65%, 2040	760,000	525,274
Tuscany Reserve Community Development District, FL, Special Assessment, “B”, 5.25%, 2016	235,000	191,706
Volo Village, IL, Special Service Area No. 3, Special Tax (Symphony Meadows Project), “1”, 6%, 2036	748,000	524,049
West Villages Improvement District, FL, Special Assessment Rev. (Unit of Development No. 3), 5.5%, 2037	720,000	334,771
Westchester, FL, Community Development District No. 1 (Community Infrastructure), 6.125%, 2035	425,000	361,016
Westridge, FL, Community Development District, Capital Improvement Rev., 5.8%, 2037 (d)	1,210,000	459,800
Wyandotte County-Kansas City, KS, Unified Government Transportation Development District (Legends Village West Project), 4.875%, 2028	765,000	553,401

		$14,035,215

Tobacco – 8.9%
Buckeye, OH, Tobacco Settlement Financing Authority, “A-2”, 5.125%, 2024	$2,635,000	$1,968,266
Buckeye, OH, Tobacco Settlement Financing Authority, “A-2”, 5.875%, 2030	1,670,000	1,187,003
Buckeye, OH, Tobacco Settlement Financing Authority, “A-2”, 5.75%, 2034	635,000	424,879
Golden State, CA, Tobacco Securitization Corp., Tobacco Settlement Rev., “A-1”, 6.25%, 2013 (c)	1,330,000	1,439,792
Golden State, CA, Tobacco Securitization Corp., Tobacco Settlement Rev., “A-1”, 5.75%, 2047	670,000	448,947
Golden State, CA, Tobacco Securitization Corp., Tobacco Settlement Rev., Asset Backed, “A-1”, 5%, 2033	560,000	360,338
Inland Empire, CA, Tobacco Securitization Corp., Tobacco Settlement Rev., Asset Backed, Capital Appreciation, “C-1”, 0%, 2036	2,310,000	153,638
New Jersey Tobacco Settlement Financing Corp., “1-A”, 4.75%, 2034	930,000	567,235
New Jersey Tobacco Settlement Financing Corp., “1-A”, 5%, 2041	4,145,000	2,484,016
Railsplitter Tobacco Settlement Authority, IL, 6%, 2028	1,655,000	1,609,819
Rhode Island Tobacco Settlement Authority, 6%, 2023	1,820,000	1,848,119
Washington Tobacco Settlement Authority Rev., 6.625%, 2032	250,000	244,263

		$12,736,315

Toll Roads – 4.0%
Bay Area Toll Authority, CA, Toll Bridge Rev. (San Francisco Bay Area), “F1”, 5%, 2034	$1,850,000	$1,776,518
E-470 Public Highway Authority, CO, Capital Appreciation, “B”, NATL, 0%, 2018	1,500,000	953,355

MFS High Income Municipal Trust

PORTFOLIO OF INVESTMENTS (unaudited) 2/28/11 - continued

Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Toll Roads – continued
North Texas Tollway Authority Rev., 6%, 2038	$970,000	$976,344
Pennsylvania Turnpike Commission, Capital Appreciation, “C”, AGM, 0% to 2016, 6.25% to 2033	1,830,000	1,406,977
Texas Private Activity Bond, Surface Transportation Corp., 7%, 2040	510,000	516,543

		$5,629,737

Transportation - Special Tax – 0.2%
Mid-Bay Bridge Authority, FL, Springing Lien Rev., “A”, 7.25%, 2040	$275,000	$274,975

Universities - Colleges – 8.9%
Brevard County, FL, Industrial Development Rev. (TUFF Florida Tech LLC Project), 6.75%, 2039	$685,000	$667,985
California Educational Facilities Authority Rev. (University of Southern California), “A”, 5.25%, 2038	1,650,000	1,665,329
California Municipal Finance Authority Rev. (Biola University), 5.8%, 2028	100,000	99,017
Florida State University Board of Governors, System Improvement Rev., 6.25%, 2030	1,500,000	1,673,025
Grand Valley, MI, State University Rev., 5.5%, 2027	175,000	181,073
Grand Valley, MI, State University Rev., 5.625%, 2029	85,000	87,446
Harris County, TX, Cultural Education Facilities Rev. (Baylor College of Medicine), “D”, 5.625%, 2032	330,000	300,148
Illinois Finance Authority Rev. (Illinois Institute of Technology), “A”, 5%, 2036	135,000	96,857
Illinois Finance Authority Rev. (Roosevelt University Project), 6.25%, 2029	590,000	573,799
Illinois Finance Authority Rev. (Roosevelt University Project), 6.5%, 2039	195,000	189,840
Massachusetts Health & Educational Facilities Authority Rev. (Simmons College), “I”, 8%, 2029	315,000	348,210
Massachusetts Health & Educational Facilities Authority Rev. (Suffolk University), “A”, 6.25%, 2030	920,000	934,205
Ohio Higher Education Facilities Rev. (Ashland University Project), 6.25%, 2024	835,000	818,258
Savannah, GA, Economic Development Authority Rev. (AASU Student Union LLC), ASSD GTY, 5.125%, 2039	1,680,000	1,632,238
University of Illinois Rev. (Auxiliary Facilities Systems), “A”, 5.125%, 2029	2,370,000	2,365,734
University of Southern Indiana Rev. (Student Fee), “J”, ASSD GTY, 5.75%, 2028	370,000	394,194
University of Southern Mississippi Educational Building Corp. Rev. (Campus Facilities Project), 5.25%, 2032	275,000	282,392
University of Southern Mississippi Educational Building Corp. Rev. (Campus Facilities Project), 5.375%, 2036	100,000	101,738
Washington Higher Education Facilities Authority Rev. (Whitworth University), 5.875%, 2034	355,000	339,511

		$12,750,999

Universities - Dormitories – 0.7%
California Statewide Communities Development Authority Rev. (Lancer Educational Student Housing Project), 5.625%, 2033	$1,015,000	$810,447
Pennsylvania Higher Education Facilities Authority Rev. (Edinboro University Foundation), 5.8%, 2030	100,000	95,846
Pennsylvania Higher Education Facilities Authority Rev. (Edinboro University Foundation), 6%, 2043	145,000	138,626

		$1,044,919

Universities - Secondary Schools – 0.9%
Clifton, TX, Higher Education Finance Corp. Rev. (Uplift Education), “A”, 6.125%, 2040	$320,000	$280,819
Clifton, TX, Higher Education Finance Corp. Rev. (Uplift Education), “A”, 6.25%, 2045	200,000	176,530
La Vernia, TX, Higher Education Finance Corp. Rev. (KIPP, Inc.), “A”, 6.25%, 2039	250,000	246,393
Lee County, FL, Industrial Development Authority Rev. (Lee Charter Foundation), “A”, 5.375%, 2037	695,000	525,156

		$1,228,898

MFS High Income Municipal Trust

PORTFOLIO OF INVESTMENTS (unaudited) 2/28/11 - continued

Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Utilities - Cogeneration – 0.8%
Puerto Rico Industrial, Tourist, Educational, Medical & Environmental Central Facilities (Cogeneration Facilities - AES Puerto Rico Project), 6.625%, 2026	$645,000	$646,922
Suffolk County, NY, Industrial Development Agency Rev. (Nissequoque Cogeneration Partners Facilities), 5.5%, 2023	550,000	485,122

		$1,132,044

Utilities - Investor Owned – 7.6%
Brazos River Authority, TX, Pollution Control Rev. (TXU Electric Co. LLC), “C”, 5.75%, 2036 (b)	$180,000	$167,819
Brazos River Authority, TX, Pollution Control Rev. (TXU Electric Co. LLC), “C”, 6.75%, 2038	645,000	219,358
Bryant, IL, Pollution Control Rev. (Central Illinois Light Co.), 5.9%, 2023	2,575,000	2,581,798
Chula Vista, CA, Industrial Development Rev. (San Diego Gas), 5.875%, 2034	310,000	320,707
Hawaii Department of Budget & Finance Special Purpose Rev. (Hawaiian Electric Co. & Subsidiary), 6.5%, 2039	950,000	955,339
Maricopa County, AZ, Pollution Control Corp., Pollution Control Rev. (Arizona Public Service Co.), “D”, 6%, 2029 (b)	1,005,000	1,082,325
Massachusetts Development Finance Agency, Solid Waste Disposal Rev. (Dominion Energy Brayton), 5.75%, 2042 (b)	105,000	108,652
Mississippi Business Finance Corp., Pollution Control Rev. (Systems Energy Resources Project), 5.875%, 2022	2,000,000	1,951,480
New Hampshire Business Finance Authority, Pollution Control Rev. (Public Service of New Hampshire), “B”, NATL, 4.75%, 2021	250,000	245,638
Ohio Air Quality Development Authority Rev. (FirstEnergy Corp.), “A”, 5.7%, 2020	665,000	678,546
Owen County, KY, Waterworks System Rev. (American Water Co. Project), “A”, 6.25%, 2039	260,000	262,803
Pennsylvania Economic Development Financing Authority (Allegheny Energy Supply Co. LLC), 7%, 2039	765,000	803,388
Pima County, AZ, Industrial Development Authority Rev. (Tucson Electric Power Co.), 5.75%, 2029	1,295,000	1,283,358
Sabine River Authority, TX, Pollution Control Rev. (TXU Electric Co. LLC), 5.75%, 2030 (b)	205,000	193,690

		$10,854,901

Utilities - Other – 2.7%
California M-S-R Energy Authority Gas Rev., “A”, 7%, 2034	$155,000	$170,266
California M-S-R Energy Authority Gas Rev., “A”, 6.5%, 2039	650,000	671,476
Georgia Main Street Natural Gas, Inc., Gas Project Rev., “A”, 5.5%, 2028	430,000	398,791
Georgia Main Street Natural Gas, Inc., Gas Project Rev., “B”, 5%, 2019	425,000	420,291
Public Authority for Colorado Energy Natural Gas Purchase Rev., 6.5%, 2038	35,000	36,236
Tennessee Energy Acquisition Corp., Gas Rev., “A”, 5.25%, 2021	2,185,000	2,140,164
Tennessee Energy Acquisition Corp., Gas Rev., “A”, 5.25%, 2024	75,000	72,606

		$3,909,830

Water & Sewer Utility Revenue – 3.6%
Atlanta, GA, Water & Wastewater Rev., “A”, 6%, 2022	$465,000	$521,270
Birmingham, AL, Waterworks Board Water Rev., “A”, ASSD GTY, 5.125%, 2034	755,000	753,430
Commonwealth of Puerto Rico Aqueduct & Sewer Authority Rev., “A”, 6%, 2044	160,000	148,522
Detroit, MI, Sewer Disposal System Rev., “B”, AGM, 7.5%, 2033	645,000	755,598
Guam Government Waterworks Authority, Water & Wastewater Rev., 5.875%, 2035	1,125,000	1,063,103
New Hampshire Industrial Development Authority Rev. (Pennichuck Water Works, Inc.), ETM, 7.5%, 2018 (c)	250,000	285,570
New York, NY, Municipal Water Finance Authority, Water & Sewer Systems Rev. “DD”, 4.75%, 2035	1,010,000	965,075
Surprise, AZ, Municipal Property Corp., 4.9%, 2032	800,000	680,931

		$5,173,499

Total Municipal Bonds		$219,506,664

MFS High Income Municipal Trust

PORTFOLIO OF INVESTMENTS (unaudited) 2/28/11 - continued

Issuer	Shares/Par	Value ($)
Money Market Funds (v) – 0.0%
MFS Institutional Money Market Portfolio, 0.2%, at Net Asset Value	934	$934

Total Investments		$219,507,598

Other Assets, Less Liabilities – 14.6%		20,811,778

Preferred shares (Issued by the Fund) – (68.3)%		(97,500,000)

Net assets applicable to common shares – 100.0%		$142,819,376

(a)	Non-income producing security.
(b)	Mandatory tender date is earlier than stated maturity date.
(c)	Refunded bond.
(d)	Non-income producing security - in default.
(f)	All or a portion of the security has been segregated as collateral for open futures contracts.
(n)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $2,625,207 representing 1.8% of net assets applicable to common shares.
(q)	Interest received was less than stated coupon rate.
(v)	Underlying affiliated fund that is available only to investment companies managed by MFS. The rate quoted is the annualized seven-day yield of the fund at period end.
(z)	Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. The fund holds the following restricted securities:

Restricted Securities	Acquisition Date	Cost	Value
MuniMae TE Bond Subsidiary LLC, 9.56%, 2050	5/30/00	$2,000,000	$1,562,620
Resolution Trust Corp., Pass-Through Certificates, “1993”, 8.5%, 2016	8/27/93	551,217	516,767

Total Restricted Securities			$2,079,387
% of Net Assets Applicable to Common Shares			1.5%

The following abbreviations are used in this report and are defined:

COP	Certificate of Participation
ETM	Escrowed to Maturity
LOC	Letter of Credit

Insurers
AGM	Assured Guaranty Municipal
AMBAC	AMBAC Indemnity Corp.
ASSD GTY	Assured Guaranty Insurance Co.
CALHF	California Housing Finance Agency
FGIC	Financial Guaranty Insurance Co.
FHA	Federal Housing Administration
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Assn.
GNMA	Government National Mortgage Assn.
NATL	National Public Finance Guarantee Corp.
PSF	Permanent School Fund
RADIAN	Radian Asset Assurance, Inc.
SYNCORA	Syncora Guarantee Inc.

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

MFS High Income Municipal Trust

Supplemental Information (Unaudited) 2/28/11

(1) Investment Valuations

Debt instruments and floating rate loans (other than short-term instruments), including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less generally are valued at amortized cost, which approximates market value. Futures contracts are generally valued at last posted settlement price as provided by a third-party pricing service on the market on which they are primarily traded. Futures contracts for which there were no trades that day for a particular position are generally valued at the closing bid quotation as provided by a third-party pricing service on the market on which such futures contracts are primarily traded. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially effected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments not reflected in total investments, such as futures. The following is a summary of the levels used as of February 28, 2011 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
Municipal Bonds	$—	$219,506,664	$—	$219,506,664
Mutual Funds	934		—	934

Total Investments	$934	$219,506,664	$—	$219,507,598

Other Financial Instruments
Futures	$(83,247)	$—	$—	$(83,247)

For further information regarding security characteristics, see the Portfolio of Investments.

(2) Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate cost	$230,528,934

Gross unrealized appreciation	$7,380,230
Gross unrealized depreciation	(18,401,566)

Net unrealized appreciation (depreciation)	$(11,021,336)

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

MFS High Income Municipal Trust

Supplemental Information (Unaudited) 2/28/11 - continued

(3) Derivative Contracts at 2/28/11

Futures Contracts Outstanding at 2/28/11

Description	Currency	Contracts	Value	Expiration Date	Unrealized Appreciation (Depreciation)
Liability Derivatives
Interest Rate Futures
U.S. Treasury Note 10 yr (Short)	USD	221	$26,309,359	June-2011	$(57,750)
U.S. Treasury Bond 30 yr (Short)	USD	66	7,942,688	June-2011	(25,497)

					$(83,247)

At February 28, 2011, the fund had sufficient cash and/or other liquid securities to cover any commitments under these derivative contracts.

(4) Transactions in Underlying Affiliated Funds-Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be affiliated issuers:

Underlying Affiliated Funds	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	8,267,649	7,779,107	(16,045,822)	934

Underlying Affiliated Funds	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$—	$—	$934	$934

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	Based upon their evaluation of the effectiveness of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as conducted within 90 days of the filing date of this Form N-Q, the registrant’s principal financial officer and principal executive officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)	There were no changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2): Attached hereto.

Notice

A copy of the Agreement and Declaration of Trust, as amended, of the Registrant is on file with the Secretary of State of The Commonwealth of Massachusetts and notice is hereby given that this instrument is executed on behalf of the Registrant by an officer of the Registrant as an officer and not individually and the obligations of or arising out of this instrument are not binding upon any of the Trustees or shareholders individually, but are binding only upon the assets and property of the respective constituent series of the Registrant.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: MFS HIGH INCOME MUNICIPAL TRUST

By (Signature and Title)*	MARIA F. DIORIODWYER
Maria F. DiOrioDwyer, President

Date: April 15, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	MARIA F. DIORIODWYER
Maria F. DiOrioDwyer, President (Principal Executive Officer)

Date: April 15, 2011

By (Signature and Title)*	JOHN M. CORCORAN
John M. Corcoran, Treasurer (Principal Financial Officer and Accounting Officer)

Date: April 15, 2011

*	Print name and title of each signing officer under his or her signature.